Preferred Shares - Preferred shares activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Preferred shares activities
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (8,061,933)